Label	Element	Value
ADR [Member] | Major ordinary share transactions [member]
Number of share options exercised in share-based payment arrangement	ifrs-full_NumberOfShareOptionsExercisedInSharebasedPaymentArrangement	70,444
Former Board Member [Member] | ADR [Member] | Major ordinary share transactions [member]
Number of share options exercised in share-based payment arrangement	ifrs-full_NumberOfShareOptionsExercisedInSharebasedPaymentArrangement	24,727
Executive Officer [Member] | ADR [Member] | Major ordinary share transactions [member]
Number of share options exercisable in share-based payment arrangement	ifrs-full_NumberOfShareOptionsExercisableInSharebasedPaymentArrangement	10,444
Key management personnel of entity or parent [member] | ADR [Member] | Major ordinary share transactions [member]
Number of share options exercisable in share-based payment arrangement	ifrs-full_NumberOfShareOptionsExercisableInSharebasedPaymentArrangement	70,000